Borrowings (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [abstract]
Summary of borrowings
Borrowings as of June 30, 2024, are as follows:

			(Unit: USD)
Type of borrowing	Borrowing from	Interest rate	As of June 30, 2024
Short-term borrowings	SBI Savings Bank	8.94%	629,800
	KEB Hana Bank	5.37%	1,013,472
	Whale Investment	8.00%	3,257,588
	Samsung Securities Co., Ltd	8.0%	580,937
	Ulmus-Solon Technology Investment Partnership 1st Joint Business Execution Cooperative	12.00%	232,375
	Yu Ha Asset	12.00%	723,909
	William Isam Company	4.00%	191,639
	Blooming Innovation	10.0%	72,391
	Four Season SPA	12.0%	14,477
	Others		6,665,723

	Subtotal		13,382,311

Current portion of long-term liabilities	United asset management Ltd.	6.00~7.38%	1,228,701

Convertible bond(*)	Joon Soo Jeon	10.0%	969,314
	Daesun, Inc	10.0%	894,750
	Convertible Promissory Note-February	—	1,250,000
	Convertible Promissory Note-April	—	1,175,000

	Subtotal		4,289,064

Long-term Borrowings	KEB Hana Bank	5.69%	3,981,497
	BioX	6.00%	398,150
	Korea Finance for Construction	1.57%	44,494
	JGG SPAC Holdings	—	100,000
	Others	2.5~5%	694,340

	Subtotal		5,218,481

	Total		24,118,557

(*)
On July 16, 2024, the Company and Captivision Korea entered into contribution agreements with Joon Soo Jeon and Daesun, Inc. Under these agreements, Joon Soo Jeon and Daesun, Inc. agreed to contribute their outstanding balances under the CB agreements with Captivision Korea to the Company. In exchange, the Company will issue its ordinary shares at a conversion price of USD 3.00 per share, as part of a debt-to-equity conversion transaction.

Borrowings as of December 31, 2023, are as follows:

			(Unit: USD)
Type of borrowing	Borrowing from	Interest rate	As of December 31, 2023
Short-term borrowings	SBI Savings Bank	9.37%	672,059
	KEB Hana Bank	5.59%	1,158,722
	Whale Investment	8.00%	3,476,165
	Samsung Securities Co., Ltd	6.0%	619,916
	Powergen	11.0%	749,307
	Ulmus-Solon Technology Investment Partnership 1st Joint Business Execution Cooperative	6.00%	247,966
	Yu Ha Asset	12.00%	772,481
	William Isam Company	4.00%	190,632
	BioX	5.0%	314,846
	Others	1%~36%	5,309,225

	Subtotal		13,511,319

Current portion of long-term liabilities	United asset management Ltd.	6~7.38%	1,620,136

Convertible bond (**)	Charm Savings Bank	10.0%	1,961,792

Long-term Borrowings	KEB Hana Bank	5.90%	4,248,646
	Others	2.5~5%	615,727

	Subtotal		4,864,373

	Total		21,957,620

(**)
On August 21, 2023, Charm Savings Bank and Bluming Innovation Co., Ltd (“Purchaser”) executed a convertible bond purchase agreement for the sale and transfer of a convertible bond with an aggregate principal amount of USD 1,931,203, equivalent to KRW 2,500,000,000 to the Purchaser. Joon Soo Jeon and Daesun, Inc. purchased CB from Bluming Innovation for amounts of USD 1,004,226, equivalent to KRW 1,300,000,000 and USD 926,977, equivalent to KRW 1,200,000,000 on February 19 and April 1, 2024, respectively.

Borrowings as of December 31, 2023, are as follows:

			(Unit: USD)
Type of borrowing	Borrowing from	Interest rate	As of December 31, 2023

Short-term borrowings	SBI Savings Bank	9.37%	672,059
	KEB Hana Bank	5.59%	1,158,722
	Whale Investment	8.00%	3,476,165
	Samsung Securities Co., Ltd	6.0%	619,916
	Powergen	11.0%	749,307
	Ulmus-Solon Technology Investment Partnership 1st Joint Business Execution Cooperative	6.00%	247,966
	Yu Ha Asset	12.00%	772,481
	William Isam Company	4.00%	190,632
	BioX	5.0%	314,846
	Others	1%~36%	5,309,225

	Subtotal		13,511,319

Current portion of long-term liabilities	United asset management Ltd.	6~7.38%	1,620,136

Convertible bond	Charm Savings Bank	10.0%	1,961,792

Long-term Borrowings	KEB Hana Bank	5.90%	4,248,646
	Others	2.5~5%	615,727
	Subtotal		4,864,373

	Total		21,957,620

(*)
On August 21, 2023, Charm Savings Bank and Bluming Innovation Co., Ltd (“Purchaser”) executed a convertible bond purchase agreement for the sale and transfer of a convertible bond with an aggregate principal amount of $1,931,203, equivalent to KRW 2,500,000,000 to the Purchaser. Joon Soo Jeon and Daesun, Inc. purchased CB from Bluming Innovation for amounts of $1,004,226, equivalent to KRW 1,300,000,000 and $926,977, equivalent to KRW 1,200,000,000 on February 19 and April 1, 2024, respectively. As the maturity extended, Joon Soo Jeon and Daesun, Inc. are in discussion with the Company to convert the CB into common shares of the Company.

Borrowings as of December 31, 2022, are as follows:

			(Unit: USD)

Type of borrowing	Borrowing from	Interest rate	As of December 31, 2022
Short-term borrowings	Whale No. 1 M&A Private Equity Joint Venture for Small and Medium Enterprises	8.00%	3,565,938
	Medium Enterprises Samsung Securities Co., Ltd.	6.00%	635,926
	Ulmus-Solon Technology Investment Partnership 1st Joint Business Execution Cooperative	6.00%	254,370
		6.00%	132,177
	Han Partners	6.00%	82,611
		6.00%	66,089
		6.00%	8,262
	Kookmin Bank	8.15%	285,275
		8.15%	633,945
	Sung Soo Lee	7.90%	2,377,292
	SBI savings bank	7.38%	729,036
	William Isam Company	4.00%	189,407
	Others	5.00%	2,903,178

	Subtotal		11,863,506

Current portion of long-term liabilities	United asset management Ltd.	6~7.38%	2,001,142

Long-term Borrowings	MG Saemaul Credit Union (Sannam)	9.00%	3,565,938
	MG Saemaul Credit Union (Sannam)	8.70%	792,431
	Others	2.50%	45,397
	Others	5.00%	337,592

	Subtotal		4,741,358

	Total		18,606,006